CONVERTIBLE PROMISSORY NOTES (Convertible Promissory Notes Payable [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Convertible Promissory Notes Payable [Member]
Debt Disclosure [Text Block]
9.	Convertible Promissory Notes

The following table summarizes the Company’s outstanding convertible promissory note obligations:

		Stated		Principal Balance Outstanding
Issue Date	Maturity Date	Interest Rate	Conversion Terms	March 31, 2014	December 31, 2013
6/5/2013	12/2/2013	6.0%	Fixed at $0.02	20	20
11/4/2012	5/3/2013	6.0%	Fixed at $0.01	-	10
8/23/2012	2/19/2013	6.0%	Fixed at $0.015	50	50
11/2012	On Demand	None	Refundable excess payment	1	1
6/6/2011	6/6/2013	5.0%	Variable at $0.04	10	10
4/11/2011	4/11/2013	5.0%	Variable at $0.04	25	25
5/1/2011	5/1/2013	5.0%	Fixed at $0.10	4	4
4/1/2011	4/1/2013	5.0%	Fixed at $0.10	4	4

	Total convertible promissory notes			$114	$124
Convertible notes converted to common stock

On February 10, 2014 Robert L. Harris, a member of the Board of Directors, converted his $10 note and $1 accrued interest into 1,095,759 shares of restricted common stock.

Convertible notes in default

At March 31, 2014, the Company was in technical default on certain convertible notes with an aggregate principal balance outstanding of approximately $114,which was due prior to March 31, 2014.

10.	Convertible Promissory Notes

The following table summarizes the Company’s outstanding convertible promissory note obligations:

				Principal Balance Outstanding
Issue Date	Maturity Date	Stated Interest Rate	Conversion Terms	December 31, 2013	December 31, 2012
6/5/2013	12/2/2013	6.0%	Fixed at $0.02	20,000	-0-
11/4/2012	5/3/2013	6.0%	Fixed at $0.01	10,173	10,173
8/23/2012	2/19/2013	6.0%	Fixed at $0.015	50,000	50,000
11/2012	On Demand	None	Variable conversion price	720	720
6/6/2011	6/6/2013	5.0%	Fixed at $0.04	10,000	10,000
4/11/2011	4/11/2013	5.0%	Fixed at $0.04	25,000	25,000
5/1/2011	5/1/2013	5.0%	Fixed at $0.10	4,250	4,250
4/1/2011	4/1/2013	5.0%	Variable conversion price	4,250	4,250
09/21/2012-09/01/2013	03/20/2013-06/05/2013	6.0%	Fixed prices ranging from $0.0051-$0.0545		154,900
12/28/2010	On Demand	5.0%	Fixed at $0.0030		13,000
12/28/2010– 06/09/2011	12/6/2011	5.0%	Variable conversion price		375,000
8/21/2012	2/21/2013	None	Variable conversion price		6,066
12/13/2010	12/13/2012	5.0%	Variable conversion price		100,000
6/6/2012	12/3/2012	6.0%	Fixed at $0.03		13,000
9/26/2011	3/24/2012	6.0%	Fixed at $0.10		3,000
4/27/2011	4/27/2013	5.0%	Variable conversion price	-0-	50,000
	Sub total			124,393	819,359
	Discount on convertible promissory notes			-0-	(50,467)
	Current portion of convertible promissory notes, net			$124,393	$768,892

For notes that converted to common stock during the year ended December 31, 2013, the Company issued approximately 98,456,000 shares of common stock and extinguished approximately $3,463,162 of principal obligations as a result of those conversions.

Convertible notes in default

At December 31, 2013, the Company was in technical default of certain convertible notes with an aggregate principal balance outstanding of approximately $124,000 that were due prior to December 31, 2013

If the registration statement at any time ceases to be effective or if the Investors are not permitted to utilize the prospectus related to the registration statement to resell securities intended to be registered therein for more than 10 consecutive calendar days or for more than an aggregate of 15 calendar days during any twelve month period, then the Company is obligated to pay the affected Investors an amount in cash, as partial liquidated damages, equal to 2% multiplied by the aggregate subscription amount paid by the Investors each month until such condition is cured, plus interest if any such liquidated damages are paid beyond a specified payment date as provided for in the agreement.

2013 Restructuring of Certain Convertible Debentures and Related Warrants

On February 7th, 2013, the Company completed a series of transactions related to the restructuring of certain convertible debentures and related warrants that were in default. As a result, the Company executed two separate amended and restated Convertible Promissory Notes in the amounts of $375,000 and $187,500 (the “New Notes”), respectively, payable to Dominion Capital, LLC. The Company had defaulted on Promissory Notes issued in 2011 to certain individual investors in the total aggregate amount of $375,000 (the “Old Notes”), and related cashless warrants in the amount of $500,000. Dominion capital paid $562,500 to acquire the Old Notes, and as part of the transaction all of the related warrants have been retired, inclusive of a $37,500 payment from the Company to certain warrant holders. The Old Notes and Related warrants had a conversion feature equal to a 66.6% floorless discount to a ‘Next Equity Financing’, defined as a financing where equity, or debt that was convertible into common stock, with a fixed price conversion feature. As a result of the 30 January financing previously announced, the Old Notes and Warrants, inclusive of interest, would have been convertible into approximately $900,000 in common shares priced at $0.0333/share, which would have equated to 27,000,000 common shares.

As a result, of the transactions listed above, $375,000 in notes became immediately convertible at a price of $0.015/share, equal to 25,000,000 common shares. The $187,500 is also priced at $0.015/share, however the note was not convertible for 6 months and the Company retains an option to repurchase this note at any time until maturity. The $187,500 note was converted into 12,500,000 common shares in July 2013.

Concurrently, the Company retired a series of convertible notes with unfavorable financing terms that were issued between June 30, 2012 and November 1, 2012.

As a result of these transactions, the Company eliminated the costly potential default and reset provisions associated with the Old Notes and Warrants that the Company believes were a potential impediment to future growth and more favorable future financing alternatives. With the retirement of the Old Notes and repurchase by the Company of the Warrants, the Company is no longer in default of any convertible notes or warrants, and has eliminated the risk of further dilutive potential of resets and default provisions contained within those retired instruments. The company believes that this has streamlined and enhanced its capital structure placing the Company in a better position to move forward with the execution of its scientific advancement plans.

January 2013 Convertible Promissory Note Amendment

On January 30, 2013, the Company executed an amendment to a Convertible Promissory Note payable to Dominion Capital, LLC or its registered assigns (the “Dominion Note”), dated November 14, 2012, providing for an increase in the purchase price for such note from $600,000 to $2,000,000, to be disbursed in tranches through April 26, 2013. The Dominion Note bears interest at the rate of ten percent (10%) per annum until paid in full and is convertible into shares of the Company’s common stock, subject to certain restrictions, at a price of $0.10 per share. The Dominion Note has been amended to provide for an extended amortization schedule with a final maturity date of 28 October 2013. The Company has the option to pay the Dominion Note in cash or stock at its discretion, subject to certain conditions. The Company intends to apply the proceeds from the amended Dominion Note for working capital purposes. Dominion is not able to begin to convert the note until May 14, 2013. The Company received all $600,000 from the initial agreement in 2012, and received the first tranche of funding of $250,000 on January 30th, 2013. The extended amortization schedule provides for payments of $200,000 to $250,000 every 2 weeks until the end of April 2013. The amended notes were converted in fiscal 2013.